BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED MARCH 28, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2013

The Funds’ Statement of Additional Information is hereby amended to provide that BlackRock International Limited will serve as sub-adviser to each Fund and that Robin Batchelor and Poppy Allonby, CFA, will serve as co-portfolio managers of each Fund. The following changes are made to the Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Management Agreement” is amended to add the following with respect to each Fund:

BlackRock entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), pursuant to which BlackRock pays the Sub-Adviser for providing services to BlackRock with respect to the Funds a monthly fee at an annual rate equal to a percentage of the management fee paid to BlackRock under the Management Agreement.

As of the date of this SAI, the Funds have not made any payments to any Sub-Adviser for management services.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

Robin Batchelor and Poppy Allonby, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of All-Cap Energy & Resources and Energy & Resources.

The subsection entitled “Other Funds and Accounts Managed” is deleted with respect to All-Cap Energy & Resources and Energy & Resources and replaced with the following:

The following tables set forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 11, 2013.

All-Cap Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robin Batchelor	5	10	4	0	0	0
	$2.45 Billion	$4.63 Billion	$283.1 Million	$0	$0	$0
Poppy Allonby, CFA	5	8	3	0	0	0
	$2.45 Billion	$4.63 Billion	$142.6 Million	$0	$0	$0

Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robin Batchelor	5	10	4	0	0	0
	$2.01 Billion	$4.63 Billion	$283.1 Million	$0	$0	$0
Poppy Allonby, CFA	5	8	3	0	0	0
	$2.01 Billion	$4.63 Billion	$142.6 Million	$0	$0	$0

The table in the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Applicable Benchmarks
Evy Hambro and	HSBC Global Mining Index
Catherine Raw, CFA	FTSE Gold Mines Index
MSCI World Energy
DAX Global Agribusiness Index

Poppy Allonby, CFA and	HSBC Global Mining Index
Robin Batchelor	FTSE Gold Mines Index
MSCI World
MSCI World Energy
DAX Global Agribusiness Index

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted and replaced with the following:

The portfolio managers of the Funds have not yet received long-term incentive awards.

The first paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety.

The last sentence of the second paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted and replaced with the following:

Messrs. Batchelor and Hambro and Mdmes. Allonby and Raw are eligible to participate in these plans.

The subsection entitled “Portfolio Manager Beneficial Holdings” is deleted with respect to All-Cap Energy & Resources and Energy & Resources and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the portfolio managers as of March 11, 2013.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Robin Batchelor	All-Cap Energy & Resources	None
	Energy & Resources	None

Poppy Allonby, CFA	All-Cap Energy & Resources	None
	Energy & Resources	None

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Batchelor and Hambro and Mdmes. Allonby and Raw may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Batchelor and Hambro and Mdmes. Allonby and Raw may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19065-0313